Annual Total Returns [BarChart] - Voya Retirement Moderate Growth Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	0.08%
2012	11.60%
2013	15.73%
2014	5.68%
2015	(1.59%)
2016	6.81%
2017	14.56%
2018	(6.30%)
2019	20.02%
2020	13.15%